Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision for the years ended December 31, were as follows:

(millions)	2021	2020	2019
Current tax provision
Federal	$739.5	$1,395.7	$1,133.2
State	20.7	35.6	27.3
Deferred tax expense
Federal	98.6	35.8	16.8
State	0.3	1.5	3.0
Total income tax provision	$859.1	$1,468.6	$1,180.3

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the consolidated statements of comprehensive income differed from the statutory rate for the years ended December 31, as follows:

(millions)	2021		2020		2019
Income before income taxes	$4,210.0		$7,173.2		$5,160.3
Tax at statutory federal rate	$884.1	21%	$1,506.4	21%	$1,083.7	21%
Tax effect of:
Reversal of prior year tax credits	0	0	0	0	163.2	3
Tax credits[1]	(9.9)	0	(5.4)	0	(43.9)	(1)
Stock-based compensation	(19.4)	(1)	(22.7)	(1)	(25.9)	(1)
Tax-deductible dividends	(9.4)	0	(25.1)	(1)	(14.6)	0
Tax-preferenced investment income	(13.2)	0	(15.2)	0	(14.0)	0
Nondeductible compensation expense	8.4	0	6.4	0	8.1	0
State income taxes, net of federal taxes	16.6	0	29.3	1	24.0	1
Other items, net	1.9	0	(5.1)	0	(0.3)	0
Total income tax provision	$859.1	20%	$1,468.6	20%	$1,180.3	23%
[1] Included in the amount for 2019 is $38.1 million of benefits on investments in federal renewable energy tax credit funds.

Components of Net Deferred Tax Assets	The following table shows the components of the net deferred tax liability at December 31:

(millions)	2021	2020
Federal deferred income tax assets:
Unearned premiums reserve	$642.7	$552.5
Loss and loss adjustment expense reserves	224.3	170.0
Non-deductible accruals	220.8	238.2
Operating lease liabilities	37.9	37.4
Investment basis differences	19.1	18.6
Hedges on forecasted transactions	4.0	4.1
Other	7.2	25.8
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(811.1)	(620.5)
Deferred acquisition costs	(284.7)	(259.8)
Property and equipment	(94.6)	(105.6)
Operating lease assets	(37.9)	(37.4)
Loss and loss adjustment expense reserve transition adjustment	(32.3)	(39.3)
Intangible assets	(16.9)	(27.6)
Net unrealized gains on fixed-maturity securities	(15.0)	(253.4)
Prepaid expenses	(6.8)	(5.5)
Other	(9.6)	(7.5)
Net federal deferred income taxes	(152.9)	(310.0)
State deferred income tax assets[1]	16.3	11.9
State deferred income tax liabilities[1]	(1.5)	(4.0)
Total	$(138.1)	$(302.1)
[1] Deferred assets and liabilities are recorded in other assets and accounts payable, accrued expenses, and other liabilities, respectively, on the consolidated balance sheets.